                           ING VARIABLE PRODUCTS TRUST
                      ING VP Large Company Value Portfolio

                       Supplement dated November 12, 2003
             to the ING Variable Products Trust Class S Prospectus
                                Dated May 1, 2003


On October 16, 2003 the shareholders of ING VP Large Company Value Portfolio approved the reorganization with and merger into the ING VP MagnaCap Portfolio. The reorganization was completed on November 8, 2003. Accordingly, the ING VP Large Company Value Portfolio is no longer offering its shares. All references to the ING VP Large Company Value Portfolio in the Prospectus are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           ING VARIABLE PRODUCTS TRUST
                      ING VP Large Company Value Portfolio

                       Supplement dated November 12, 2003
                       to the ING Variable Products Trust
                    Statement of Additional Information (SAI)
                                Dated May 1, 2003


On October 16, 2003 the shareholders of ING VP Large Company Value Portfolio approved the reorganization with and merger into the ING VP MagnaCap Portfolio. The reorganization was completed on November 8, 2003. Accordingly, the ING VP Large Company Value Portfolio is no longer offering its shares. All references to the ING VP Large Company Value Portfolio in the SAI are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE